Summary of Significant Accounting Policies - Prepaids and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies
Prepaids and other current assets	$ 5,952	$ 15,463
Prepaid expenses	4,000	13,500
Deferred commissions	1,600	1,500
Other receivables	$ 400	500
Mariadb Corporation Ab
Summary of Significant Accounting Policies
Prepaids and other current assets		15,806	$ 4,676
Prepaid expenses		13,500	2,300
Deferred commissions		1,800	2,300
Other receivables		$ 500	$ 100